Fair Value Measurements (Schedule of Financial Assets Measured At Fair Value On A Nonrecurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended					12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Expense	$ (22,500)	$ (27,300)	$ (800)	$ (2,800)	$ (1,100)	$ (22,542)	$ (32,011)	$ (72,551)
Qualitest
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Expense		(17,000)
Fair value, measurements, nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Expense						(22,542)	(32,011)
Fair value, measurements, nonrecurring | Property, plant and equipment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Expense						(4,342)	(7,511)
Fair value, measurements, nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0				0	0
Property, plant, and equipment	0	0				0	0
Minimum Voltaren Gel royalties due to Novartis	0	0				0	0
Liabilities	0	0				0	0
Fair value, measurements, nonrecurring | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0				0	0
Property, plant, and equipment	0	0				0	0
Minimum Voltaren Gel royalties due to Novartis	0	0				0	0
Liabilities	0	0				0	0
Fair value, measurements, nonrecurring | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	3,300	8,000				3,300	8,000
Property, plant, and equipment	0	0				0	0
Minimum Voltaren Gel royalties due to Novartis	37,500	21,451				37,500	21,451
Liabilities	37,500	21,451				37,500	21,451
Fair value, measurements, nonrecurring | Opana
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Expense						(18,200)
Fair value, measurements, nonrecurring | Opana | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0					0
Fair value, measurements, nonrecurring | Opana | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0					0
Fair value, measurements, nonrecurring | Opana | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	3,300					3,300
Fair value, measurements, nonrecurring | AMS IPR&D
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Expense							(6,000)
Fair value, measurements, nonrecurring | AMS IPR&D | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0					0
Fair value, measurements, nonrecurring | AMS IPR&D | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0					0
Fair value, measurements, nonrecurring | AMS IPR&D | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		8,000					8,000
Fair value, measurements, nonrecurring | Qualitest
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Expense							(17,000)
Fair value, measurements, nonrecurring | Qualitest | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0					0
Fair value, measurements, nonrecurring | Qualitest | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0					0
Fair value, measurements, nonrecurring | Qualitest | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0					0
Fair value, measurements, nonrecurring | Epicept
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Expense							(1,500)
Fair value, measurements, nonrecurring | Epicept | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0					0
Fair value, measurements, nonrecurring | Epicept | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0					0
Fair value, measurements, nonrecurring | Epicept | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		$ 0					$ 0